Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

On March 12, 2024, the Company issued an aggregate of 870,000 Class A ordinary shares of the Company to certain employees and consultant for their services with par value of $0.00004 per share.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 4, 2024, the date the consolidated financial statements were available to be issued. No other events require adjustment to or disclosure in the consolidated financial statements.